Intangible and Tangible Assets	12 Months Ended
Dec. 31, 2018
Intangible And Tangible Assets
Intangible and Tangible Assets

1. Intangible and tangible assets

The additions to intangible assets and to tangible assets in the reporting period arise mainly from the purchase of software (EUR 5 thousand; previous year: EUR 15 thousand), right-of-use assets connected with the prototype of the PDT lamp (EUR 10 thousand; previous year: EUR 90 thousand), from the capitalization of the costs of developing a new prototype of the PDT lamp (EUR 258 thousand; previous year: EUR 9 thousand), as well as further laboratory devices (EUR 115 thousand; previous year: EUR 194 thousand) and other fixtures and equipment (EUR 125 thousand; previous year: EUR 83 thousand). The asset disposals with acquisition/manufacturing costs totaling EUR 5,336 thousand (previous year: EUR 16 thousand) result mainly from intangible assets and relate in particular to the now fully depreciated right of use for the active ingredient ALA (aminolaevulinic acid) in the amount of EUR 5,068 thousand and the scrapping and discarding of tangible assets that are no longer usable in the amount of EUR 255 thousand (previous year: EUR 0 thousand).

Consolidated statement of changes in non-current assets in 2018 in EUR thousands

Cost						Accumulated depreciation and amortization					Carrying amounts
1 Jan. 18	Currency translation	Additions	Transfers	Disposals	31 Dec. 18	1 Jan. 18	Currency translation	Additions	Disposals	31 Dec. 18	31 Dec. 18	1 Jan. 18

I.	Tangible assets
	Operating and business equipment	4,089	5	240	-	230	4,104	3,343	1	194	229	3,309	795	746
II.	Intangible assets
	1. Software and licenses	458	-	5	-	17	446	428	-	16	17	427	21	30
	2. Right-of-use assets	6,188	-	10	(9)	5,088	1,100	5,570	-	545	5,080	1,035	66	618
	3. Intangible assets under development	-	-	258	9	-	267	-	-	-	-	-	267	-
		6,646	-	273	-	5,105	1,814	5,998	-	561	5,097	1,462	352	648
		10,735	5	513	-	5,335	5,918	9,341	1	755	5,326	4,771	1,147	1,394

Consolidated statement of changes in non-current assets in 2017 in EUR thousands

		Cost						Accumulated depreciation and amortization					Carrying amounts
		1 Jan. 17	Currency Translation	Additions	Transfers	Disposals	31 Dec. 17	1 Jan. 17	Currency translation	Additions	Disposals	31 Dec. 17	31 Dec. 17	1 Jan. 17

I.	Tangible assets
	Operating and business equipment	3,834	(7)	278	-	16	4,089	3,189	(2)	167	11	3,343	746	645
II.	Intangible assets
	1. Software and licenses	444	(1)	15	-	-	458	304	-	124	-	428	30	140
	2. Right-of-use assets	6,089	-	99	-	-	6,188	4,977	-	593	-	5,570	618	1,112
		6,533	(1)	113	-	-	6,646	5,281	-	717	-	5,998	648	1,252
		10,367	(8)	392	-	16	10,735	8,470	(2)	884	11	9,341	1,394	1,897